Office Lease Right Of Use Asset And Lease Liability (Tables)	3 Months Ended
Jun. 30, 2024
Office Lease Right Of Use Asset And Lease Liability
Schedule Of Changes In The Right-Of-Use Asset
Right-of-use-asset	($)
Balance at March 31, 2023	62,208
Amortization	(20,175)
Balance at March 31, 2024	42,033
Amortization	(5,044)
Balance at June 30, 2024	36,989

Schedule Of Changes In The Lease Liability
Lease liability	($)
Balance at March 31, 2023	72,903
Lease payment – base rent portion	(28,056)
Lease liability – accretion expense	7,360
Balance as at March 31, 2024	52,207
Current portion	23,443
Long-term portion	28,764

Lease liability	($)
Balance at March 31, 2024	52,207
Lease payment – base rent portion	(7,041)
Lease liability – accretion expense	1,440
Balance at June 30, 2024	46,606
Current portion	24,154
Long-term portion	22,452

Schedule Of Future Lease Payments
Future lease payments (base rent portion only)	($)
Fiscal 2025 (July 1, 2024 to March 31, 2025)	21,124
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	51,636
Less: imputed interest	(5,030)
Lease liability as at June 30, 2024	46,606